Revenue - Summary of Disaggregation of Revenue (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 TWD ($)
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	$ 214,461
Domestic Fixed Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	66,103
Mobile Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	100,877
Internet Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	29,650
International Fixed Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	13,424
Other [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	4,407
Mobile services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	63,906
Mobile services [Member] | Mobile Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	63,906
Sales of product [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	41,289
Sales of product [Member] | Domestic Fixed Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	1,731
Sales of product [Member] | Mobile Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	35,702
Sales of product [Member] | Internet Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	4
Sales of product [Member] | International Fixed Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	251
Sales of product [Member] | Other [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	3,601
Local telephone and domestic long distance telephone services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	29,996
Local telephone and domestic long distance telephone services [Member] | Domestic Fixed Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	29,996
Broadband access and domestic leased line services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	22,453
Broadband access and domestic leased line services [Member] | Domestic Fixed Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	22,453
Data communications internet services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	21,137
Data communications internet services [Member] | Internet Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	21,137
International network and leased telephone services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	8,724
International network and leased telephone services [Member] | International Fixed Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	8,724
Others [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	26,956
Others [Member] | Domestic Fixed Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	11,923
Others [Member] | Mobile Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	1,269
Others [Member] | Internet Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	8,509
Others [Member] | International Fixed Communications Business [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	4,449
Others [Member] | Other [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	$ 806